Common shares (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' Equity
Common Shares
			For the years ended
	December 31, 2021		December 31, 2020
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	64,437,790	$95,327,123	64,406,891	$95,313,064
Issuance for Employee Share Purchase Plan	304,550	173,023	30,899	14,059
Issuance for Restricted Stock Units	208,370	114,604	-	-
Issuance for SFD® Geothermal Right (Note 9)	300,000	164,602	-	-
As at the end of the year	65,250,710	95,779,352	64,437,790	95,327,123
	For the Year Ended
	December 31, 2019
	# of shares	$ amount
As at the beginning of the year	68,573,558	$96,656,248
Shares retired during the year	(4,166,667)	(1,343,184)
As at the end of the year	64,406,891	95,313,064